UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam Prime Money Market Fund
The fund's portfolio
12/31/07 (Unaudited)

ASSET-BACKED SECURITIES (37.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Commercial Paper (37.4%)
Atlantic Asset Securitization, LLC	5.721	2/29/08	$50,000,000	$49,537,014
Atlantic Asset Securitization, LLC	5.357	2/19/08	42,000,000	41,697,588
Atlantic Asset Securitization, LLC	5.268	3/17/08	50,000,000	49,451,111
Atlantic Asset Securitization, LLC	5.034	1/11/08	19,502,000	19,475,022
Atlantic Asset Securitization, LLC	4.988	1/18/08	35,000,000	34,918,518
Atlantic Asset Securitization, LLC	4.949	1/25/08	15,748,000	15,696,662
Atlantic Asset Securitization, LLC	4.853	1/4/08	35,320,000	35,305,843
Atlantis One Funding Corp.	5.675	2/29/08	50,000,000	49,541,111
Atlantis One Funding Corp.	5.481	3/14/08	38,000,000	37,583,900
Atlantis One Funding Corp.	5.275	1/4/08	25,000,000	24,989,167
Atlantis One Funding Corp.	5.256	1/14/08	185,000,000	184,655,058
Atlantis One Funding Corp.	5.135	1/17/08	50,000,000	49,887,333
Barton Capital, LLC	6.135	1/9/08	48,000,000	47,934,933
Barton Capital, LLC	5.928	1/2/08	50,000,000	49,991,806
Barton Capital, LLC	5.597	1/23/08	50,000,000	49,830,417
Barton Capital, LLC	5.596	1/22/08	50,000,000	49,838,125
Barton Capital, LLC	5.505	2/7/08	50,000,000	49,719,931
Barton Capital, LLC	5.463	2/14/08	39,000,000	38,742,600
Bryant Park Funding, LLC	5.167	3/17/08	41,107,000	40,664,415
CAFCO, LLC.	6.003	1/25/08	32,000,000	31,874,773
CHARTA, LLC	6.112	1/15/08	30,000,000	29,930,233
CHARTA, LLC	5.231	2/8/08	30,000,000	29,837,233
CHARTA, LLC	5.134	1/30/08	42,600,000	42,426,701
CRC Funding, LLC	5.997	2/8/08	30,000,000	29,814,750
Curzon Funding, LLC	5.239	1/16/08	50,000,000	49,892,292
Curzon Funding, LLC	5.137	1/22/08	50,000,000	49,852,125
Curzon Funding, LLC	5.075	2/22/08	43,000,000	42,690,066
Curzon Funding, LLC	4.980	2/4/08	26,000,000	25,879,187
Curzon Funding, LLC	4.957	1/30/08	25,000,000	24,901,319
Gotham Funding Corp.	6.131	1/11/08	25,750,000	25,706,368
Gotham Funding Corp.	4.964	1/10/08	20,000,000	19,975,400
Gotham Funding Corp.	4.909	1/22/08	37,741,000	37,634,224
Govco, Inc.	5.409	3/13/08	50,000,000	49,467,000
Govco, Inc.	5.198	2/15/08	25,000,000	24,839,062
Jupiter Securitization Corp.	5.847	1/24/08	21,507,000	21,427,305
Jupiter Securitization Corp.	5.423	3/6/08	30,000,000	29,710,208
Old Line Funding, LLC	6.230	1/4/08	18,656,000	18,646,361
Old Line Funding, LLC	5.715	2/15/08	40,000,000	39,717,500
Old Line Funding, LLC	5.424	2/27/08	42,000,000	41,644,225
Old Line Funding, LLC	5.229	1/18/08	25,000,000	24,939,201
Old Line Funding, LLC	5.229	1/16/08	25,509,000	25,454,262
Old Line Funding, LLC	4.911	2/7/08	13,639,000	13,571,013
Ranger Funding Co., LLC	5.830	2/8/08	52,374,000	52,055,013
Ranger Funding Co., LLC	5.707	1/4/08	70,000,000	69,966,750
Ranger Funding Co., LLC	5.629	3/7/08	66,000,000	65,328,450
Ranger Funding Co., LLC	5.486	3/19/08	23,343,000	23,069,887
Ranger Funding Co., LLC	5.430	3/13/08	41,791,000	41,343,836
Ranger Funding Co., LLC	5.225	1/11/08	50,000,000	49,928,472
Ranger Funding Co., LLC	5.223	1/10/08	27,000,000	26,965,238
Sheffield Receivables Corp.	5.931	1/15/08	50,000,000	49,885,278
Sheffield Receivables Corp.	5.591	3/28/08	45,000,000	44,401,875
Sheffield Receivables Corp.	5.405	3/12/08	35,000,000	34,632,772
Sheffield Receivables Corp.	5.363	2/8/08	50,000,000	49,720,278
Sheffield Receivables Corp.	4.981	1/8/08	50,000,000	49,951,972
Three Pillars Funding Corp.	6.242	1/18/08	50,000,000	49,853,611
Three Pillars Funding Corp.	5.931	1/22/08	80,000,000	79,725,979
Three Pillars Funding Corp.	5.874	1/15/08	24,878,000	24,821,403
Three Pillars Funding Corp.	5.757	2/15/08	60,000,000	59,572,500
Three Pillars Funding Corp.	5.624	1/24/08	80,000,000	79,713,778
Three Rivers Funding Corp.	5.253	1/24/08	46,500,000	46,345,517
Thunder Bay Funding, Inc.	6.073	1/10/08	50,000,000	49,924,375
Thunder Bay Funding, Inc.	6.029	1/11/08	79,350,000	79,217,750
Thunder Bay Funding, Inc.	5.235	1/15/08	50,294,000	50,189,721
Thunder Bay Funding, Inc.	5.004	1/24/08	24,000,000	23,924,100
Thunder Bay Funding, Inc.	4.511	1/23/08	50,000,000	49,827,361
Tulip Funding Corp.	5.647	1/3/08	50,000,000	49,984,389
Tulip Funding Corp.	5.424	2/28/08	60,000,000	59,482,833
Tulip Funding Corp.	4.901	2/6/08	153,387,000	152,593,171
Windmill Funding Corp.	6.184	1/8/08	34,000,000	33,959,342
Windmill Funding Corp.	5.797	2/1/08	8,615,000	8,572,344
Windmill Funding Corp.	5.474	2/28/08	25,000,000	24,782,500
Windmill Funding Corp.	5.461	2/11/08	50,000,000	49,692,500
Windmill Funding Corp.	5.291	2/4/08	71,000,000	70,647,958
Windmill Funding Corp.	5.040	1/9/08	36,000,000	35,960,000
Working Capital Management Co., L.P.	6.558	1/29/08	95,000,000	94,531,972
Working Capital Management Co., L.P.	5.633	1/7/08	98,000,000	97,901,592
Working Capital Management Co., L.P.	5.394	1/14/08	38,000,000	37,926,586
Yorktown Capital, LLC	6.043	1/18/08	16,000,000	15,954,667
Yorktown Capital, LLC	5.910	2/7/08	24,000,000	23,855,700
Yorktown Capital, LLC	5.908	2/5/08	50,000,000	49,715,625
Yorktown Capital, LLC	5.572	3/5/08	55,000,000	54,462,222
Yorktown Capital, LLC	5.523	3/6/08	30,452,000	30,152,344

Yorktown Capital, LLC	5.332	3/19/08	34,000,000	33,613,250
Yorktown Capital, LLC	5.224	1/11/08	25,309,000	25,272,794
Yorktown Capital, LLC	5.201	3/14/08	21,000,000	20,781,973
Yorktown Capital, LLC	5.160	2/13/08	29,714,000	29,532,282
Yorktown Capital, LLC	4.966	2/19/08	29,000,000	28,806,586
				3,827,839,908

Other (0.3%)
TIAA Real Estate CDO, Ltd. 144A FRB, MBIA, Ser. 03-1A,
Class A1MM (Cayman Islands) (M)	5.055	12/28/18	24,652,852	24,652,852

Total asset-backed securities (cost $3,852,492,760)				$3,852,492,760

CORPORATE BONDS AND NOTES (14.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Domestic (6.9%)
Bank of America, N.A. FRN, Ser. BKNT	4.887	8/11/08	$50,000,000	$50,000,000
Bank of America, N.A. sr. notes FRN, Ser. BKNT	5.084	7/25/08	16,700,000	16,681,225
Bank of New York Co., Inc. (The) 144A sr. unsec. notes
FRN, Ser. XMTN	5.243	11/7/08	18,000,000	18,000,000
Citigroup Funding, Inc. company guaranty FRN, Ser. D	4.879	8/13/08	60,300,000	60,300,000
Credit Suisse FRN, Ser. 1	5.234	6/2/08	25,000,000	24,979,392
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	5.171	3/4/08	66,000,000	66,016,518
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	5.065	10/24/08	25,000,000	24,965,343
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	4.865	10/24/08	18,000,000	17,985,798
General Electric Co. sr. unsec. notes FRN	5.186	12/9/08	36,000,000	36,003,113
JPMorgan Chase & Co. sr. notes FRN, Ser. MTN	5.218	9/11/08	20,000,000	20,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTNA	4.848	8/27/08	27,000,000	27,000,000
Merrill Lynch & Co., Inc. FRN, Ser. C	5.168	8/14/08	9,000,000	9,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN	5.136	8/15/08	45,000,000	45,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN, Ser.
MTN	5.036	8/22/08	25,000,000	25,000,000
Morgan Stanley & Co. sr. notes FRN, Ser. F	5.114	4/25/08	26,000,000	26,003,973
National City Bank FRN, Ser. BKNT	5.285	5/2/08	39,400,000	39,411,295
National City Bank FRN, Ser. BKNT	5.254	4/18/08	20,000,000	20,001,662
PNC Bank NA FRN, Ser. BKNT	4.978	6/17/08	23,500,000	23,480,985
Wachovia Bank, N.A. sr. notes FRN, Ser. BKNT	4.848	6/27/08	32,000,000	31,976,451
Wal-Mart Stores, Inc. sr. unsec. notes FRN	4.891	6/16/08	122,350,000	122,279,487
				704,085,242

Foreign (7.2%)
Banco Espanol de Credito S.A. 144A sr. unsub. notes
FRN (Spain)	5.199	8/11/08	40,000,000	40,000,000
Banco Santander Totta S.A. 144A bank guaranty FRN
(Portugal)	5.250	9/5/08	42,300,000	42,300,000
Bank of Ireland sr. unsec. notes FRN, Ser. MTN
(Ireland)	4.951	12/19/08	55,000,000	54,862,774
Bank of Ireland unsec. notes FRN, Ser. XMTN (Ireland)	4.959	9/19/08	25,000,000	25,000,366
Bank of Ireland 144A FRN, Ser. EXTC (Ireland)	4.859	9/12/08	45,000,000	45,000,000
Bank of Scotland PLC 144A FRN, Ser. MTN* (United
Kingdom)	5.233	10/8/08	22,000,000	22,000,000
BNP Paribas 144A FRN (France)	4.895	8/19/08	29,000,000	29,000,000
BP Capital Markets PLC company guaranty FRN (United
Kingdom) (M)	5.066	12/10/12	50,000,000	50,000,000
Caisse Nationale des Caisses d'Epargne et de
Prevoyance 144A FRB (France)	4.849	7/10/08	45,000,000	45,000,000
Commonwealth Bank of Australia 144A FRN (Australia)	4.916	9/23/08	20,000,000	20,000,000
Credit Agricole S.A. 144A FRN (France)	5.141	8/26/08	20,000,000	20,000,000
Credit Agricole S.A. 144A FRN (France)	4.854	7/22/08	40,000,000	40,000,000
Danske Bank A/S 144A FRN (Denmark)	4.919	9/19/08	59,000,000	58,972,077
DnB NOR Bank ASA 144A FRN (Norway)	4.865	9/24/08	25,000,000	25,000,000
HSBC USA, Inc. sr. unsec. notes FRN, Ser. * (United
Kingdom)	5.038	10/15/08	19,000,000	19,000,000
Lloyds TSB Group PLC 144A FRN, Ser. EXT (United
Kingdom)	5.110	9/5/08	44,500,000	44,500,000
National Australia Bank 144A FRB (Australia)	5.240	9/5/08	29,000,000	29,000,000
Nordea Bank AB 144A dep. notes FRN (Sweden)	5.258	10/10/08	18,000,000	18,000,000
Nordea Bank AB 144A unsec. notes FRN (Sweden)	5.233	10/8/08	15,000,000	15,000,000
Unicredito Italiano Bank (Ireland) PLC 144A bank
guaranty FRN (Italy)	5.239	8/8/08	50,000,000	50,000,000
Westpac Banking Corp. 144A FRN (Australia)	5.242	9/5/08	25,000,000	25,000,000
Westpac Banking Corp. 144A FRN (Australia)	5.018	9/15/08	24,000,000	24,000,000
				741,635,217

Total corporate bonds and notes (cost $1,445,720,459)				$1,445,720,459

COMMERCIAL PAPER (14.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Domestic (0.9%)
Bank of America Corp.	4.769	2/11/08	$48,000,000	$47,742,520
Vehicle Services of America, Ltd. (Bank of America,
N.A. (Letter of Credit (LOC)))	5.031	3/11/08	50,000,000	49,516,806
				97,259,326

Foreign (13.2%)
Bank of Ireland (Ireland)	4.790	2/1/08	50,000,000	49,796,347

BNP Paribas Finance, Inc. (France)	4.947	2/25/08	77,000,000	76,422,981
CBA Delaware Finance (Australia)	4.983	2/20/08	32,000,000	31,781,333
COFCO Capital Corp. (Rabobank Nederland (LOC))
(Netherlands)	4.961	2/19/08	24,800,000	24,633,923
Danske Corp. (Denmark)	4.582	4/3/08	61,000,000	60,301,499
Danske Corp. 144A FRN (Denmark)	4.958	12/15/08	40,000,000	40,000,000
Dexia Delaware, LLC (Belgium)	4.992	2/13/08	32,800,000	32,606,070
Greenwich Capital Holdings, Inc. (United Kingdom)	4.919	5/28/08	50,000,000	49,013,333
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.344	2/1/08	20,000,000	19,911,478
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.235	4/10/08	25,000,000	24,645,833
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.188	3/11/08	50,000,000	49,502,222
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.157	2/20/08	23,000,000	22,837,083
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.002	2/5/08	80,000,000	79,613,201
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	4.829	4/9/08	25,000,000	24,674,813
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	4.820	5/22/08	68,000,000	66,739,356
ING (US) Funding, LLC (Netherlands)	4.615	3/31/08	25,000,000	24,715,000
Natexis Banq (France)	4.804	2/8/08	43,000,000	42,784,857
Royal Bank of Scotland Group PLC (United Kingdom)	5.000	3/13/08	40,000,000	39,604,800
Scotiabanc, Inc. (Canada)	4.664	3/27/08	75,000,000	74,174,042
Societe Generale (France)	5.217	1/14/08	50,000,000	49,907,194
Societe Generale (France)	4.858	4/4/08	60,000,000	59,248,783
Societe Generale (France)	4.841	2/1/08	100,000,000	99,575,472
Swedbank Mortgage AB (Sweden)	5.230	4/3/08	47,600,000	46,973,485
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.096	2/15/08	20,900,000	20,768,069
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.096	2/14/08	74,645,000	74,184,274
UniCredito Italiano Bank (Ireland) PLC (Italy)	4.963	4/21/08	32,000,000	31,518,507
UniCredito Italiano Bank (Ireland) PLC (Italy)	4.959	4/16/08	58,000,000	57,166,604
Westpac Securities NZ, Ltd. (Australia)	5.006	3/7/08	25,825,000	25,590,638
Westpac Securities NZ, Ltd. (Australia)	4.687	3/31/08	50,000,000	49,421,250
				1,348,112,447

Total commercial paper (cost $1,445,371,773)				$1,445,371,773

CERTIFICATES OF DEPOSIT (11.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Domestic (0.5%)
SunTrust Bank FRN, Ser. CD	4.845	1/28/08	$50,000,000	$50,000,866

Foreign (11.2%)
Bank of Montreal FRN, Ser. YCD (Canada)	5.601	3/18/08	30,000,000	30,005,388
Barclays Bank PLC Ser. ECD (United Kingdom)	5.555	3/14/08	40,000,000	40,000,789
Barclays Bank PLC Ser. YCD (United Kingdom)	5.250	3/4/08	50,000,000	50,000,000
Barclays Bank PLC Ser. YCD (United Kingdom)	5.215	1/17/08	48,000,000	48,000,105
Barclays Bank PLC Ser. CD (United Kingdom)	5.100	4/17/08	50,000,000	50,000,000
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	4.989	3/17/08	34,600,000	34,599,014
BNP Paribas Ser. CD (France)	4.940	2/26/08	70,000,000	70,000,000
Calyon FRN, Ser. YCD (France)	5.176	4/2/08	26,000,000	25,998,472
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada)	4.906	9/22/08	15,000,000	15,000,000
Deutsche Bank AG FRN, Ser. YCD (Germany)	4.525	4/29/08	20,000,000	20,000,000
Deutsche Bank AG FRN, Ser. YCD (Germany)	4.400	4/24/08	50,000,000	49,996,702
Fortis Bank SA/NV FRN, Ser. YCD (Belgium)	4.894	5/20/08	25,000,000	24,993,656
Natixis Ser. YCD (France)	5.190	2/15/08	48,000,000	48,000,000
Nordea Bank Finland PLC FRN, Ser. YCD (Sweden)	5.188	12/1/08	26,200,000	26,096,081
Nordea Bank Finland PLC FRN, Ser. YCD (Sweden)	4.780	7/29/08	50,000,000	49,941,445
Royal Bank of Canada FRN, Ser. YCD (Canada)	4.841	3/24/08	40,000,000	39,998,191
Royal Bank of Scotland PLC Ser. YCD (United Kingdom)	4.820	2/7/08	49,000,000	49,000,000
Societe Generale Ser. ECD (France)	5.580	3/10/08	40,000,000	40,000,746
Societe Generale Ser. ECD (France)	4.860	2/1/08	44,000,000	44,000,000
Swedbank FRN, Ser. YCD (Sweden)	5.222	9/8/08	65,000,000	64,905,392
Swedbank FRN, Ser. YCD (Sweden)	5.175	4/3/08	28,000,000	27,998,249
Toronto Dominion Bank Ser. YCD (Canada)	5.050	3/25/08	72,000,000	72,028,613
Toronto Dominion Bank Ser. YCD (Canada)	4.680	3/28/08	50,000,000	50,000,000
UniCredito Italiano SpA FRN, Ser. YCD (Italy)	5.215	5/2/08	43,000,000	42,999,958
UniCredito Italiano SpA FRN, Ser. YCD (Italy)	5.062	5/29/08	32,800,000	32,766,418
UniCredito Italiano SpA Ser. YCD (Italy)	5.510	1/22/08	45,000,000	45,000,000
UniCredito Italiano SpA Ser. YCD (Italy)	5.010	2/1/08	50,000,000	50,005,355
				1,141,334,574

Total certificates of deposit (cost $1,191,335,440)				$1,191,335,440

TIME DEPOSITS (5.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

BNP Paribas (France)	4.350	1/2/08	$150,000,000	$150,000,000
Calyon (France)	4.500	1/2/08	150,000,000	150,000,000
Royal Bank of Canada (Canada)	4.250	1/2/08	262,000,000	262,000,000

Total time deposits (cost $562,000,000)				$562,000,000
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Home Loan Bank System bonds	4.500	11/7/08	$50,000,000	$50,000,000
Federal Home Loan Bank System FRB, Ser. 1	4.707	5/13/09	66,000,000	66,000,000

Total U.S. government agency obligations (cost $116,000,000)				$116,000,000

PROMISSORY NOTES (0.4%)(a) (cost $41,600,000)
	Yield (%)	Maturity date	Principal amount	Value

Goldman Sachs Group, Inc. (The) FRN (acquired 4/10/07,
cost $41,600,000) (RES)	5.273	4/10/08	$41,600,000	$41,600,000

MUNICIPAL BONDS AND NOTES (0.3%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

CO Hsg. & Fin. Auth. VRDN
(Single Fam.), Ser. A-1, Class I (M)	5.000	11/1/34	VMIG1	$19,480,000	$19,480,000
(Single Fam. Mtge.), Ser. B-2 (M)	5.000	11/1/33	VMIG1	16,185,000	16,185,000

Total municipal bonds and notes (cost $35,665,000)					$35,665,000

REPURCHASE AGREEMENTS (15.7%)(a)
				Principal amount	Value

Interest in $300,000,000 joint tri-party repurchase
agreement dated December 31, 2007 with Bank of America
Securities, LLC due January 2, 2008 -- maturity value
of $225,056,250 for an effective yield of 4.50%
(collateralized by mortgage backed securities with
a coupon rate of 5.00% and due dates ranging from
January 1, 2035 to June 1, 2035, valued
at $306,000,000).				$225,000,000	$225,000,000
Interest in $200,000,000 joint tri-party repurchase
agreement dated December 31, 2007 with UBS Securities,
LLC due January 2, 2008 -- maturity value
of $100,025,000 for an effective yield of 4.50%
(collateralized by mortgage backed securities with
coupon rates ranging 1.00% to 12.50% and due dates
ranging from February 1, 2008 to October 1, 2047,
valued at $204,001,976).				100,000,000	100,000,000
Interest in $200,000,000 tri-party repurchase
agreement dated December 19, 2007 with Deutsche Bank
Securities, Inc. due January 2, 2008 -- maturity value
of $200,350,000 for an effective yield of 4.50%
(collateralized by mortgage backed securities with
coupon rates ranging 4.00% to 7.00% and due dates
ranging from January 1, 2019 to December 1, 2037,
valued at $739,500,001).				200,000,000	200,000,000
Interest in $525,000,000 tri-party repurchase
agreement dated December 31, 2007 with Deutsche Bank
Securities, Inc. due January 2, 2008 -- maturity value
of $525,138,542 for an effective yield of 4.75%
(collateralized by mortgage backed securities with
coupon rates ranging 4.00% to 7.00% and due dates
ranging from January 1, 2019 to December 1, 2037,
valued at $739,500,001).				525,000,000	525,000,000
Interest in $250,000,000 tri-party repurchase
agreement dated December 31, 2007 with Deutsche Bank
Securities, Inc. due January 2, 2008 -- maturity value
of $250,064,583 for an effective yield of 4.65%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero% to 8.25% and due
dates ranging from April 1, 2008 to
September 15, 2030, valued at $255,000,000).				250,000,000	250,000,000
Interest in $100,000,000 tri-party repurchase
agreement dated December 31, 2007 with JPMorgan
Securities, Inc. due January 2, 2008 -- maturity value
of $100,025,556 for an effective yield of 4.60%
(collateralized by Belmont Funding, LLC commercial
paper with a coupon rate of 0.01% and a due date
of January 2, 2008, valued at $102,000,116).				100,000,000	100,000,000
Interest in $200,000,000 tri-party repurchase
agreement dated December 31, 2007 with Lehman
Brothers, Inc. due January 2, 2008 -- maturity value
of $200,051,667 for an effective yield of 4.65%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 5.45% to 8.875% and due
dates ranging from January 15, 2008 to
November 15, 2037, valued at $204,002,940).				200,000,000	200,000,000

Total repurchase agreements (cost $1,600,000,000)					$1,600,000,000

TOTAL INVESTMENTS

Total investments (cost $10,290,185,432) (b)					$10,290,185,432

NOTES

(a) Percentages indicated are based on net assets of $10,221,751,503.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2007. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2007 was $41,600,000 or 0.4% of net assets.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2007.

MBIA represents MBIA Insurance Company.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2007: (as a percentage of Portfolio Value)

Australia	2.0%
Belgium	3.4
Canada	5.3
Denmark	1.5
France	9.6
Germany	0.7
Ireland	1.7
Italy	3.9
Netherlands	0.5
Sweden	2.4
United Kingdom	4.8
United States	62.9
Other	1.3

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC, is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008